Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (2,510)	$ (3,912)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	(40)	(30)
Change in financial liabilities at fair value through profit or loss	(1,746)	(953)
Issuance expenses		39
Exchange rate differences related to restriced deposits	(3)
Depreciation and amortization	277	156
Share-based payments	684	305
Total adjustments	(828)	(483)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	203	(95)
Increase in other receivables	(1,045)	(24)
Increase in trade payables	1,329	16
Increase (decrease) in other payables	(112)	28
Decrease in deferred tax liabilities	(5)
Increase (decrease) in contract liabilities	(42)	286
Changes in operating asset and liability, total	328	211
Net cash used in operating activities	(3,010)	(4,184)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired, see note 8	(5,741)
Purchase of property, plant and equipment	(17)	(34)
Net cash used in investing activities	(5,758)	(34)
CASH FLOWS FROM FINANCING ACTIVITIES:
Israeli Innovation Authority, net	(22)	(21)
Proceeds from convertible debentures, warrants and option	6,000
Lease payments (interest and principal)	(24)
Proceeds from public and private offerings, net of issuance expenses		2,588
Proceeds from exercise of options and warrants		102
Net cash provided by financing activities	5,954	2,669
DECREASE IN CASH AND CASH EQUIVALENTS	(2,814)	(1,549)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	3,717	3,514
EFFECT OF EXCHANGE RATE DIFFERENCES IN RESPECT OF CASH AND CASH EQUIVALENTS	40	30
CASH AND CASH EQUIVALENTS AT END OF PERIOD	943	1,995
SUPPLEMENTARY DATA ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Shares issued in a business combination, see note 8	3,568
Conversion of convertible debenture	224
Classification to equity of series B warrants	902
Contingent consideration assumed in a business combination, see note 8	2,008
Issuance of options to consultants (issuance costs)		$ (23)